INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Codere Online Business [Member]
Reserve Quantities [Line Items]
INTANGIBLE ASSETS

5.	INTANGIBLE ASSETS

The table below reconciles the carrying amounts of “Intangible assets” at the beginning and end of the reporting periods:

Cost	Balance at 12/31/2019	Additions	Derecognitions	Balance at 12/31/2020
Service concession arrangement	200	—	—	200
Software	4,392	—	—	4,392
Total	4,592	—	—	4,592

Accumulated amortization (Note 14)

Service concession arrangement	—	(3)	—	(3)
Software	(2,581)	(880)	—	(3,461)
Total	(2,581)	(883)	—	(3,464)
Carrying amount	2,011	(883)	—	1,128

Cost	Balance at 01/01/2019	Additions	Derecognitions	Balance at 12/31/2019
Service concession arrangement	—	200	—	200
Software	4,392	—	—	4,392
Total	4,392	200	—	4,592

Accumulated amortization (Note 14)

Service concession arrangement	—	—	—	—
Software	(1,415)	(1,166)	—	(2,581)
Total	(1,415)	(1,166)	—	(2,581)
Carrying amount	2,977	(966)	—	2,011

The Group acquired in 2019 a service concession arrangement for its online business in Italy under a contract which grants it rights to economic benefits for the initial term period of 10 years. The contract provides that the concession may be renewed at the end of the initial term for up to an additional 10-years. The additional contract costs that would be incurred upon renewal is dependent upon the term and the base price in the tender notice.

The gross cost, accumulated amortization and impairment losses of intangible assets as of December 31, 2020, 2019 and January 1, 2019 are as follows:

Balance as of 12/31/2020

	Useful life (in years)	Accumulated amortization	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangement			200	(3)	—	197
Of which:
with definite useful life	10	Straight line	200	(3)	—	197
Software	4	Straight line	4,392	(3,461)	—	931
Total intangible assets			4,592	(3,464)	—	1,128

Balance as of 12/31/2019

	Useful life (in years)	Accumulated amortization	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangement			200	—	—	200
Of which:
with definite useful life	10	Straight line	200	—	—	200
Software	4	Straight line	4,392	(2,581)	—	1,811
Total intangible assets			4,592	(2,581)	—	2,011

Balance as of 01/01/2019

	Useful life (in years)	Accumulated amortization	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangement			—	—	—	—
Of which:
with definite useful life	10	Straight line	—	—	—	—
Software	4	Straight line	4,392	(1,415)	—	2,977
Total intangible assets			4,392	(1,415)	—	2,977